COMMITMENTS - Schedule of commitments (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Commitments related to purchases of raw materials and energy	$ 10,967	$ 11,346
Guarantees, pledges and other collateral	9,769	8,888
Capital expenditure commitments	1,952	2,799
Other commitments	1,266	1,374
Total	$ 23,954	$ 24,407